Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	45,659,927
Proposed Maximum Offering Price per Unit	18.09
Maximum Aggregate Offering Price	$ 825,988,079.43
Fee Rate	0.01381%
Amount of Registration Fee	$ 114,068.95
Offering Note	Covers common stock, par value $0.00001 per share, of QXO, Inc. ("Common Stock") under the QXO, Inc. 2024 Omnibus Incentive Compensation Plan (the "Plan") and, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate amount of additional Common Stock that may be offered and issued under the Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions. Represents shares of Common Stock that were added to the shares authorized for issuance under the Plan pursuant to the automatic annual increase in the Plan previously approved by QXO, Inc.'s board of directors and stockholders. Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $18.09 per share, which is the average of the high and low prices of Common Stock on May 12, 2026, as reported on the New York Stock Exchange.